Property, Plant and Equipment, Net (Details)	6 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 480	¥ 3,481	¥ 6,108